UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                  New York, New York            May 15, 2009
-----------------------     ---------------------------  ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:       8
                                        -------------

Form 13F Information Table Value Total:   $522,485
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                 --------------  ---------  --------   -------------------  ----------  --------  --------------------
                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
--------------                 --------------  ---------  --------   --------   --- ----  ----------  --------  -------- ------ ----
BAIDU INC                      SPON ADR REP A  056752108   280,200   1,586,638   SH         SOLE       NONE    1,586,638
CTRIP COM INTL LTD             ADR             22943F100     4,932     180,000   SH         SOLE       NONE      180,000
GOOGLE INC                     CL A            38259P508    58,958     169,390   SH         SOLE       NONE      169,390
INTERNET INITIATIVE JAPAN IN   SPONSORED ADR   46059T109     1,368     523,981   SH         SOLE       NONE      523,981
MINDRAY MEDICAL INTL LTD       SPON ADR        602675100   120,879   6,530,497   SH         SOLE       NONE    6,530,497
NETEASE COM INC                SPONSORED ADR   64110W102    24,681     919,200   SH         SOLE       NONE      919,200
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107    18,111     360,415   SH         SOLE       NONE      360,415
PERFECT WORLD CO LTD           SPON ADR REP B  71372U104    13,356     950,605   SH         SOLE       NONE      950,605







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